American Century Investments®
Quarterly Portfolio Holdings
Avantis® Core Fixed Income Fund
November 30, 2024

Avantis Core Fixed Income Fund - Schedule of Investments
NOVEMBER 30, 2024 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
CORPORATE BONDS — 61.7%
Aerospace and Defense — 1.1%
Lockheed Martin Corp., 1.85%, 6/15/30	175,000	152,003
Lockheed Martin Corp., 4.75%, 2/15/34	300,000	298,071
RTX Corp., 5.15%, 2/27/33	250,000	253,555
		703,629
Air Freight and Logistics — 0.2%
United Parcel Service, Inc., 3.90%, 4/1/25	100,000	99,727
Automobiles — 1.1%
American Honda Finance Corp., 5.05%, 7/10/31	350,000	353,716
General Motors Financial Co., Inc., 4.00%, 1/15/25	65,000	64,911
Toyota Motor Credit Corp., 3.375%, 4/1/30	30,000	28,172
Toyota Motor Credit Corp., 1.65%, 1/10/31	38,000	31,887
Toyota Motor Credit Corp., 4.70%, 1/12/33	250,000	249,203
		727,889
Banks — 6.8%
African Development Bank, 0.875%, 3/23/26	100,000	95,558
Asian Development Bank, 2.00%, 4/24/26	200,000	193,817
Asian Development Bank, 2.375%, 8/10/27	16,000	15,281
Asian Infrastructure Investment Bank, 0.50%, 5/28/25	100,000	98,074
Bank of Montreal, 5.51%, 6/4/31	150,000	154,873
Bank of Nova Scotia, 4.85%, 2/1/30	200,000	201,142
Citibank NA, 5.57%, 4/30/34	300,000	312,424
Commonwealth Bank of Australia, 5.08%, 1/10/25	600,000	600,083
Cooperatieve Rabobank UA, 5.50%, 7/18/25	250,000	251,462
Council of Europe Development Bank, 4.125%, 1/24/29	100,000	99,774
European Bank for Reconstruction & Development, 1.50%, 2/13/25	100,000	99,381
European Bank for Reconstruction & Development, 0.50%, 5/19/25	150,000	147,208
European Bank for Reconstruction & Development, 4.125%, 1/25/29	100,000	99,966
European Investment Bank, 4.50%, 10/16/28	100,000	101,235
Export Development Canada, 3.875%, 2/14/28	100,000	98,999
HSBC USA, Inc., 5.625%, 3/17/25	250,000	250,572
Inter-American Development Bank, 0.625%, 7/15/25	150,000	146,250
Inter-American Development Bank, 3.125%, 9/18/28	100,000	96,431
International Bank for Reconstruction & Development, 0.375%, 7/28/25	150,000	146,058
International Bank for Reconstruction & Development, 0.75%, 8/26/30	50,000	41,261
Kreditanstalt fuer Wiederaufbau, 3.625%, 4/1/26	100,000	99,104
Lloyds Banking Group PLC, 4.375%, 3/22/28	200,000	197,299
Nordic Investment Bank, 2.625%, 4/4/25	200,000	198,674
Oesterreichische Kontrollbank AG, 0.375%, 9/17/25	100,000	96,786
Royal Bank of Canada, 2.30%, 11/3/31	200,000	171,060
Toronto-Dominion Bank, 4.46%, 6/8/32	200,000	194,361
U.S. Bank NA, 2.80%, 1/27/25	250,000	249,186
Wells Fargo & Co., 3.55%, 9/29/25	66,000	65,462
		4,521,781
Beverages — 1.6%
Anheuser-Busch InBev Finance, Inc., 4.70%, 2/1/36	250,000	244,944
Brown-Forman Corp., 4.75%, 4/15/33	500,000	499,936
Constellation Brands, Inc., 4.90%, 5/1/33	300,000	296,480
		1,041,360

Biotechnology — 1.2%
AbbVie, Inc., 4.55%, 3/15/35	500,000	484,103
Amgen, Inc., 5.60%, 3/2/43	250,000	253,906
Biogen, Inc., 2.25%, 5/1/30	78,000	68,139
		806,148
Broadline Retail — 0.2%
Amazon.com, Inc., 4.80%, 12/5/34	100,000	101,551
Building Products — 0.2%
Owens Corning, 3.875%, 6/1/30	150,000	143,203
Capital Markets — 2.4%
Blackrock, Inc., 2.10%, 2/25/32	75,000	63,185
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc., 2.34%, 1/30/32	125,000	105,557
Charles Schwab Corp., 1.95%, 12/1/31	120,000	99,404
Franklin Resources, Inc., 2.85%, 3/30/25	400,000	397,379
Goldman Sachs Group, Inc., 3.50%, 4/1/25	200,000	199,147
Goldman Sachs Group, Inc., 3.80%, 3/15/30	150,000	142,785
Intercontinental Exchange, Inc., 4.35%, 6/15/29	100,000	99,100
Intercontinental Exchange, Inc., 2.10%, 6/15/30	100,000	87,697
Intercontinental Exchange, Inc., 4.60%, 3/15/33	100,000	98,400
Nasdaq, Inc., 5.55%, 2/15/34	300,000	309,593
		1,602,247
Chemicals — 1.3%
CF Industries, Inc., 5.15%, 3/15/34	138,000	136,500
Dow Chemical Co., 4.25%, 10/1/34	100,000	93,506
EIDP, Inc., 2.30%, 7/15/30	30,000	26,535
LYB International Finance III LLC, 5.625%, 5/15/33	150,000	155,220
Mosaic Co., 5.375%, 11/15/28	275,000	281,384
Mosaic Co., 5.45%, 11/15/33	60,000	60,913
RPM International, Inc., 4.55%, 3/1/29	64,000	63,614
Westlake Corp., 3.375%, 6/15/30	30,000	27,791
		845,463
Commercial Services and Supplies — 0.9%
Republic Services, Inc., 5.00%, 4/1/34	300,000	301,295
Waste Management, Inc., 4.875%, 2/15/34(1)	300,000	301,322
		602,617
Communications Equipment — 1.0%
Cisco Systems, Inc., 5.90%, 2/15/39	150,000	163,243
Cisco Systems, Inc., 5.50%, 1/15/40	400,000	418,277
Motorola Solutions, Inc., 4.60%, 5/23/29	100,000	99,572
		681,092
Construction and Engineering — 0.0%
Quanta Services, Inc., 2.90%, 10/1/30	30,000	27,199
Consumer Finance — 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.625%, 10/15/27	250,000	249,324
Consumer Staples Distribution & Retail — 1.5%
Dollar Tree, Inc., 4.00%, 5/15/25	265,000	263,758
Sysco Corp., 5.375%, 9/21/35	325,000	334,339
Walmart, Inc., 5.25%, 9/1/35	400,000	424,562
		1,022,659
Diversified REITs — 1.6%
American Homes 4 Rent LP, 4.25%, 2/15/28	66,000	64,986
Digital Realty Trust LP, 4.45%, 7/15/28	300,000	297,242
Essex Portfolio LP, 4.00%, 3/1/29	150,000	145,336
Extra Space Storage LP, 5.70%, 4/1/28	300,000	309,347
Prologis LP, 2.25%, 4/15/30	115,000	101,805

Simon Property Group LP, 2.20%, 2/1/31	200,000	172,794
		1,091,510
Diversified Telecommunication Services — 0.9%
AT&T, Inc., 2.75%, 6/1/31	120,000	106,507
Deutsche Telekom International Finance BV, 8.75%, 6/15/30	200,000	235,790
Verizon Communications, Inc., 4.50%, 8/10/33	150,000	145,013
Verizon Communications, Inc., 5.85%, 9/15/35	125,000	132,089
		619,399
Electric Utilities — 4.2%
Arizona Public Service Co., 5.70%, 8/15/34	250,000	259,609
Baltimore Gas & Electric Co., 2.25%, 6/15/31	140,000	120,762
Berkshire Hathaway Energy Co., 4.05%, 4/15/25	12,000	11,970
CenterPoint Energy Houston Electric LLC, 6.95%, 3/15/33	120,000	136,161
Constellation Energy Generation LLC, 6.25%, 10/1/39	200,000	216,523
DTE Electric Co., Series C, 2.625%, 3/1/31	66,000	59,012
Duke Energy Carolinas LLC, 6.10%, 6/1/37	100,000	107,277
Duke Energy Corp., 4.50%, 8/15/32	125,000	121,396
Duke Energy Corp., 5.45%, 6/15/34	200,000	205,076
Entergy Louisiana LLC, 3.05%, 6/1/31	33,000	29,993
Florida Power & Light Co., 5.30%, 6/15/34	100,000	103,328
Pacific Gas & Electric Co., 5.55%, 5/15/29	200,000	204,862
Pacific Gas & Electric Co., 5.80%, 5/15/34	200,000	208,024
PacifiCorp, 2.70%, 9/15/30	54,000	48,089
PacifiCorp, 6.25%, 10/15/37	150,000	162,191
PPL Electric Utilities Corp., 4.85%, 2/15/34	250,000	250,801
Public Service Co. of New Hampshire, 2.20%, 6/15/31	140,000	120,175
Southern Co., 3.70%, 4/30/30	150,000	142,474
Union Electric Co., 2.95%, 3/15/30	68,000	62,672
Virginia Electric & Power Co., 5.00%, 1/15/34	250,000	250,266
		2,820,661
Electronic Equipment, Instruments and Components — 0.1%
Trimble, Inc., 4.90%, 6/15/28	62,000	62,167
Energy Equipment and Services — 0.9%
Halliburton Co., 2.92%, 3/1/30	175,000	159,783
Schlumberger Investment SA, 2.65%, 6/26/30	66,000	59,636
Schlumberger Investment SA, 5.00%, 6/1/34	350,000	352,363
		571,782
Financial Services — 2.0%
Block Financial LLC, 3.875%, 8/15/30	300,000	279,857
Corebridge Financial, Inc., 5.75%, 1/15/34	250,000	259,429
Global Payments, Inc., 4.45%, 6/1/28	100,000	98,762
National Rural Utilities Cooperative Finance Corp., 5.00%, 8/15/34	200,000	200,836
Visa, Inc., 4.15%, 12/14/35	500,000	476,713
		1,315,597
Food Products — 0.6%
Archer-Daniels-Midland Co., 3.25%, 3/27/30	66,000	61,607
Bunge Ltd. Finance Corp., 2.75%, 5/14/31	100,000	88,309
Conagra Brands, Inc., 4.85%, 11/1/28	75,000	75,172
General Mills, Inc., 4.95%, 3/29/33	200,000	199,554
		424,642
Gas Utilities — 0.0%
Southern California Gas Co., 2.55%, 2/1/30	35,000	31,772
Ground Transportation — 1.9%
Canadian National Railway Co., 6.25%, 8/1/34	200,000	222,121
Canadian National Railway Co., 6.375%, 11/15/37	200,000	225,939

CSX Corp., 6.15%, 5/1/37	75,000	82,332
Ryder System, Inc., 5.25%, 6/1/28	50,000	50,833
Ryder System, Inc., 6.60%, 12/1/33	250,000	275,306
Uber Technologies, Inc., 4.80%, 9/15/34	150,000	146,928
Union Pacific Corp., 3.25%, 1/15/25	250,000	249,513
		1,252,972
Health Care Equipment and Supplies — 0.7%
Medtronic Global Holdings SCA, 4.50%, 3/30/33	500,000	490,259
Health Care Providers and Services — 1.2%
Cigna Group, 5.40%, 3/15/33	100,000	102,358
HCA, Inc., 3.625%, 3/15/32	200,000	180,396
HCA, Inc., 5.50%, 6/1/33	250,000	252,552
Humana, Inc., 2.15%, 2/3/32	200,000	163,576
UnitedHealth Group, Inc., 5.35%, 2/15/33	80,000	82,810
		781,692
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc., 3.375%, 8/15/31	50,000	45,679
Hotels, Restaurants and Leisure — 1.0%
Expedia Group, Inc., 3.80%, 2/15/28	325,000	315,727
Hyatt Hotels Corp., 5.375%, 4/23/25	300,000	300,193
Marriott International, Inc., 4.625%, 6/15/30	75,000	74,439
		690,359
Household Durables — 0.4%
Lennar Corp., 4.75%, 5/30/25	250,000	249,673
Industrial Conglomerates — 1.4%
Eaton Corp., 4.15%, 3/15/33	400,000	385,227
Honeywell International, Inc., 1.75%, 9/1/31	50,000	41,857
Honeywell International, Inc., 4.50%, 1/15/34	500,000	488,921
Honeywell International, Inc., 5.70%, 3/15/36	24,000	25,745
		941,750
Insurance — 1.4%
Aflac, Inc., 3.60%, 4/1/30	75,000	71,495
Chubb INA Holdings LLC, 6.70%, 5/15/36	75,000	86,026
Hartford Financial Services Group, Inc., 2.80%, 8/19/29	50,000	45,920
Marsh & McLennan Cos., Inc., 3.50%, 3/10/25	200,000	199,312
Prudential Funding Asia PLC, 3.625%, 3/24/32	250,000	230,840
Willis North America, Inc., 4.50%, 9/15/28	300,000	297,686
		931,279
Interactive Media and Services — 0.5%
Meta Platforms, Inc., 4.95%, 5/15/33	300,000	306,847
IT Services — 1.0%
CDW LLC/CDW Finance Corp., 5.55%, 8/22/34	400,000	398,583
International Business Machines Corp., 3.50%, 5/15/29	100,000	95,837
VeriSign, Inc., 2.70%, 6/15/31	200,000	173,013
		667,433
Leisure Products — 0.1%
Hasbro, Inc., 3.50%, 9/15/27	67,000	65,054
Life Sciences Tools and Services — 0.9%
Thermo Fisher Scientific, Inc., 4.98%, 8/10/30	100,000	101,834
Thermo Fisher Scientific, Inc., 5.20%, 1/31/34(1)	500,000	513,935
		615,769
Machinery — 1.4%
Cummins, Inc., 5.15%, 2/20/34	250,000	256,797
Ingersoll Rand, Inc., 5.70%, 8/14/33	250,000	260,832
Otis Worldwide Corp., 2.57%, 2/15/30	150,000	134,772

PACCAR Financial Corp., 4.95%, 10/3/25	300,000	301,161
		953,562
Media — 1.1%
Comcast Corp., 4.25%, 10/15/30	210,000	205,202
Fox Corp., 3.05%, 4/7/25	130,000	129,191
Fox Corp., 5.48%, 1/25/39	150,000	147,526
Walt Disney Co., 6.40%, 12/15/35	225,000	253,645
		735,564
Metals and Mining — 1.0%
Barrick Gold Corp., 6.45%, 10/15/35	100,000	110,747
BHP Billiton Finance USA Ltd., 5.25%, 9/8/33	125,000	128,305
Freeport-McMoRan, Inc., 5.45%, 3/15/43	200,000	193,896
Kinross Gold Corp., 6.25%, 7/15/33	133,000	141,537
Steel Dynamics, Inc., 3.25%, 1/15/31	100,000	91,638
		666,123
Multi-Utilities — 1.2%
CenterPoint Energy, Inc., 5.40%, 6/1/29	250,000	255,421
Consumers Energy Co., 4.625%, 5/15/33	200,000	197,958
Dominion Energy, Inc., 5.95%, 6/15/35	100,000	105,854
DTE Energy Co., 5.85%, 6/1/34	200,000	210,334
San Diego Gas & Electric Co., 1.70%, 10/1/30	37,000	31,494
		801,061
Oil, Gas and Consumable Fuels — 4.7%
Boardwalk Pipelines LP, 4.80%, 5/3/29	50,000	49,764
BP Capital Markets America, Inc., 4.89%, 9/11/33	260,000	257,954
Burlington Resources LLC, 7.40%, 12/1/31	18,000	20,805
Canadian Natural Resources Ltd., 5.85%, 2/1/35	110,000	113,592
Chevron Corp., 1.55%, 5/11/25	42,000	41,442
Chevron USA, Inc., 6.00%, 3/1/41	248,000	273,811
ConocoPhillips Co., 2.40%, 3/7/25	200,000	198,695
ConocoPhillips Co., 6.95%, 4/15/29	200,000	219,561
Devon Energy Corp., 4.50%, 1/15/30	133,000	130,186
Diamondback Energy, Inc., 6.25%, 3/15/33	175,000	186,154
Enbridge, Inc., 3.125%, 11/15/29	42,000	38,950
Energy Transfer LP, 5.25%, 4/15/29	200,000	203,035
Enterprise Products Operating LLC, 4.85%, 1/31/34	300,000	298,267
EQT Corp., 5.75%, 2/1/34(1)	300,000	307,207
Equinor ASA, 1.75%, 1/22/26	70,000	67,909
Hess Corp., 5.60%, 2/15/41	150,000	153,321
Kinder Morgan, Inc., 5.30%, 12/1/34	18,000	18,044
Marathon Oil Corp., 6.60%, 10/1/37	100,000	113,471
Marathon Petroleum Corp., 4.70%, 5/1/25	24,000	23,974
MPLX LP, 2.65%, 8/15/30	30,000	26,618
ONEOK, Inc., 6.35%, 1/15/31	35,000	37,493
ONEOK, Inc., 6.00%, 6/15/35	60,000	63,212
Plains All American Pipeline LP/PAA Finance Corp., 4.65%, 10/15/25	150,000	149,785
Sabine Pass Liquefaction LLC, 4.50%, 5/15/30	68,000	66,757
Shell International Finance BV, 3.25%, 5/11/25	18,000	17,881
Valero Energy Corp., 6.625%, 6/15/37	30,000	32,982
Williams Cos., Inc., 4.00%, 9/15/25	18,000	17,889
		3,128,759
Passenger Airlines — 0.0%
Southwest Airlines Co., 2.625%, 2/10/30	37,000	33,044
Personal Care Products — 1.2%
Estee Lauder Cos., Inc., 1.95%, 3/15/31	57,000	48,009

Estee Lauder Cos., Inc., 4.65%, 5/15/33	300,000	291,724
Estee Lauder Cos., Inc., 5.00%, 2/14/34(1)	200,000	200,339
Unilever Capital Corp., 4.625%, 8/12/34	250,000	246,979
		787,051
Pharmaceuticals — 3.2%
Astrazeneca Finance LLC, 2.25%, 5/28/31	50,000	43,444
AstraZeneca PLC, 6.45%, 9/15/37	225,000	254,095
Bristol-Myers Squibb Co., 2.95%, 3/15/32	225,000	200,402
Bristol-Myers Squibb Co., 5.20%, 2/22/34	200,000	204,814
GlaxoSmithKline Capital, Inc., 6.375%, 5/15/38	236,000	264,191
Merck & Co., Inc., 2.15%, 12/10/31	200,000	170,924
Merck & Co., Inc., 4.90%, 5/17/44	300,000	290,582
Novartis Capital Corp., 4.20%, 9/18/34	250,000	239,131
Pfizer Investment Enterprises Pte. Ltd., 4.65%, 5/19/30	150,000	150,048
Royalty Pharma PLC, 2.20%, 9/2/30	73,000	62,650
Wyeth LLC, 5.95%, 4/1/37	200,000	215,495
		2,095,776
Real Estate Management and Development — 0.5%
CBRE Services, Inc., 5.95%, 8/15/34	325,000	342,801
Residential REITs — 0.9%
AvalonBay Communities, Inc., 3.30%, 6/1/29	75,000	71,087
AvalonBay Communities, Inc., 5.35%, 6/1/34(1)	200,000	205,924
Camden Property Trust, 3.15%, 7/1/29	85,000	79,950
UDR, Inc., 3.20%, 1/15/30	264,000	244,499
		601,460
Retail REITs — 0.3%
Kimco Realty OP LLC, 4.60%, 2/1/33	175,000	170,436
Semiconductors and Semiconductor Equipment — 2.5%
Applied Materials, Inc., 5.10%, 10/1/35	150,000	153,685
Broadcom, Inc., 4.30%, 11/15/32	110,000	105,571
Broadcom, Inc., 3.47%, 4/15/34(2)	90,000	79,414
KLA Corp., 4.65%, 7/15/32(1)	250,000	249,632
Marvell Technology, Inc., 2.45%, 4/15/28	150,000	138,891
Micron Technology, Inc., 6.75%, 11/1/29	200,000	215,332
Micron Technology, Inc., 4.66%, 2/15/30	150,000	148,224
NXP BV/NXP Funding LLC, 5.55%, 12/1/28	24,000	24,660
NXP BV/NXP Funding LLC/NXP USA, Inc., 5.00%, 1/15/33	120,000	119,080
Texas Instruments, Inc., 4.90%, 3/14/33	400,000	407,230
		1,641,719
Software — 0.6%
Autodesk, Inc., 2.85%, 1/15/30	150,000	137,405
Oracle Corp., 3.25%, 5/15/30	75,000	69,581
Oracle Corp., 6.50%, 4/15/38	125,000	138,163
Salesforce, Inc., 1.95%, 7/15/31	50,000	42,615
		387,764
Specialized REITs — 0.8%
American Tower Corp., 3.60%, 1/15/28	66,000	63,894
American Tower Corp., 2.90%, 1/15/30	100,000	91,254
Crown Castle, Inc., 5.60%, 6/1/29	150,000	154,457
Crown Castle, Inc., 3.30%, 7/1/30	150,000	137,610
Equinix, Inc., 2.00%, 5/15/28	125,000	114,441
		561,656
Specialty Retail — 0.6%
AutoZone, Inc., 4.00%, 4/15/30	150,000	144,582
Home Depot, Inc., 4.00%, 9/15/25	100,000	99,630

Home Depot, Inc., 2.70%, 4/15/30	150,000	136,662
		380,874
Technology Hardware, Storage and Peripherals — 0.2%
Dell International LLC/EMC Corp., 5.75%, 2/1/33	150,000	157,705
Transportation Infrastructure — 0.1%
FedEx Corp. Pass-Through Trust, Series 2020-1, Class AA, 1.875%, 8/20/35	57,386	48,916
Wireless Telecommunication Services — 0.6%
T-Mobile USA, Inc., 3.875%, 4/15/30	100,000	95,567
T-Mobile USA, Inc., 5.20%, 1/15/33	80,000	80,970
Vodafone Group PLC, 6.15%, 2/27/37	180,000	194,538
		371,075
TOTAL CORPORATE BONDS (Cost $41,212,584)		41,017,531
U.S. TREASURY SECURITIES — 25.8%
U.S. Treasury Bonds, 6.125%, 11/15/27	250,000	264,131
U.S. Treasury Bonds, 1.125%, 8/15/40	400,000	252,008
U.S. Treasury Bonds, 1.375%, 11/15/40	1,550,000	1,012,646
U.S. Treasury Bonds, 2.25%, 5/15/41	1,000,000	747,520
U.S. Treasury Bonds, 1.75%, 8/15/41	700,000	478,311
U.S. Treasury Bonds, 2.375%, 2/15/42	750,000	562,353
U.S. Treasury Bonds, 2.75%, 11/15/42	765,000	602,004
U.S. Treasury Bonds, 3.125%, 2/15/43	800,000	665,000
U.S. Treasury Bonds, 2.875%, 5/15/43	850,000	677,809
U.S. Treasury Bonds, 3.625%, 8/15/43	700,000	623,684
U.S. Treasury Bonds, 3.75%, 11/15/43	700,000	633,637
U.S. Treasury Bonds, 3.625%, 2/15/44	150,000	133,002
U.S. Treasury Bonds, 3.375%, 5/15/44	850,000	724,957
U.S. Treasury Notes, 1.50%, 11/30/24	725,000	725,000
U.S. Treasury Notes, 2.125%, 11/30/24	800,000	801,831
U.S. Treasury Notes, 1.75%, 12/31/24	370,000	369,156
U.S. Treasury Notes, 2.25%, 12/31/24	935,000	933,226
U.S. Treasury Notes, 1.125%, 1/15/25	175,000	174,279
U.S. Treasury Notes, 1.375%, 1/31/25	350,000	348,264
U.S. Treasury Notes, 2.50%, 1/31/25	630,000	627,855
U.S. Treasury Notes, 1.50%, 2/15/25(3)	1,280,000	1,272,239
U.S. Treasury Notes, 2.00%, 2/15/25	1,250,000	1,243,315
U.S. Treasury Notes, 3.875%, 4/30/25	400,000	399,131
U.S. Treasury Notes, 2.875%, 5/31/25	250,000	248,100
U.S. Treasury Notes, 0.25%, 7/31/25	250,000	243,268
U.S. Treasury Notes, 2.75%, 8/31/25	500,000	493,835
U.S. Treasury Notes, 0.375%, 1/31/26	355,000	339,191
U.S. Treasury Notes, 1.50%, 8/15/26	135,000	129,030
U.S. Treasury Notes, 4.625%, 10/15/26	250,000	251,875
U.S. Treasury Notes, 2.25%, 8/15/27	75,000	71,455
U.S. Treasury Notes, 1.25%, 3/31/28	250,000	227,837
U.S. Treasury Notes, 3.75%, 6/30/30	175,000	171,876
U.S. Treasury Notes, 2.75%, 8/15/32	300,000	272,350
U.S. Treasury Notes, 3.875%, 8/15/33	350,000	342,173
U.S. Treasury Notes, 4.375%, 5/15/34	100,000	101,383
TOTAL U.S. TREASURY SECURITIES (Cost $17,183,398)		17,163,731
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 18.8%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 18.8%
GNMA, 4.00%, TBA	350,000	329,143
GNMA, 4.50%, TBA	700,000	675,516

GNMA, 4.50%, TBA	350,000	337,840
GNMA, 5.00%, TBA	900,000	887,065
GNMA, 5.00%, TBA	650,000	640,557
GNMA, 5.50%, TBA	900,000	900,224
GNMA, 5.50%, TBA	650,000	650,669
GNMA, 6.00%, TBA	750,000	757,061
GNMA, 6.00%, TBA	450,000	454,588
UMBS, 2.00%, TBA	400,000	358,799
UMBS, 3.00%, TBA	650,000	566,661
UMBS, 3.50%, TBA	350,000	335,281
UMBS, 3.50%, TBA	200,000	191,620
UMBS, 4.00%, TBA	1,300,000	1,216,175
UMBS, 4.00%, TBA	500,000	485,928
UMBS, 4.00%, TBA	500,000	467,662
UMBS, 4.50%, TBA	1,300,000	1,248,530
UMBS, 4.50%, TBA	550,000	528,181
UMBS, 4.50%, TBA	200,000	197,671
UMBS, 5.00%, TBA	600,000	588,807
UMBS, 5.00%, TBA	300,000	294,380
UMBS, 5.50%, TBA	400,000	399,572
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $12,412,621)		12,511,930
U.S. GOVERNMENT AGENCY SECURITIES — 1.9%
Federal Farm Credit Banks Funding Corp., 4.75%, 2/21/25	200,000	200,066
FHLB, 5.00%, 2/26/25	150,000	150,096
FHLB, 3.25%, 11/16/28	200,000	194,428
FHLMC, 0.65%, 10/27/25	200,000	193,656
FNMA, 0.375%, 8/25/25	25,000	24,286
FNMA, 2.125%, 4/24/26	200,000	194,590
FNMA, 6.25%, 5/15/29	100,000	108,874
Tennessee Valley Authority, 3.875%, 3/15/28	100,000	99,074
Tennessee Valley Authority, 3.50%, 12/15/42	100,000	85,233
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $1,260,185)		1,250,303
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.5%
Canada — 0.2%
Export Development Canada, 4.125%, 2/13/29	100,000	99,811
Sweden — 0.3%
Svensk Exportkredit AB, 2.25%, 3/22/27	200,000	191,139
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $294,974)		290,950
SHORT-TERM INVESTMENTS — 13.1%
Money Market Funds — 2.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class	69,285	69,285
State Street Navigator Securities Lending Government Money Market Portfolio(4)	1,786,913	1,786,913
		1,856,198
Treasury Bills(5) — 10.3%
U.S. Treasury Bills, 3.15%, 12/3/24	400,000	399,950
U.S. Treasury Bills, 4.71%, 12/10/24	1,700,000	1,698,292
U.S. Treasury Bills, 4.63%, 12/17/24	500,000	499,055
U.S. Treasury Bills, 4.65%, 12/19/24	1,000,000	997,853
U.S. Treasury Bills, 4.71%, 12/26/24	1,250,000	1,246,216
U.S. Treasury Bills, 2.63%, 1/7/25	1,600,000	1,592,858

U.S. Treasury Bills, 4.86%, 12/5/24	425,000	424,843
		6,859,067
TOTAL SHORT-TERM INVESTMENTS (Cost $8,715,184)		8,715,265
TOTAL INVESTMENT SECURITIES — 121.8% (Cost $81,078,946)		80,949,710
OTHER ASSETS AND LIABILITIES — (21.8)%		(14,489,753)
TOTAL NET ASSETS — 100.0%		$66,459,957

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America Investment Grade Index Series 43	Sell	1.00%	12/20/29	$1,500,000	$33,019	$5,765	$38,784
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
CDX	–	Credit Derivatives Indexes
FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
UMBS	–	Uniform Mortgage-Backed Securities
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,719,260. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $79,414, which represented 0.1% of total net assets.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments and/or swap agreements. At the period end, the aggregate value of securities pledged was $304,064.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,786,913.
(5)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$41,017,531	—
U.S. Treasury Securities	—	17,163,731	—
U.S. Government Agency Mortgage-Backed Securities	—	12,511,930	—
U.S. Government Agency Securities	—	1,250,303	—
Sovereign Governments and Agencies	—	290,950	—
Short-Term Investments	$1,856,198	6,859,067	—
	$1,856,198	$79,093,512	—
Other Financial Instruments
Swap Agreements	—	$38,784	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.